Financial Instruments and Financial Risk Management (Details) - Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities - Liquidity Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Financial Risk Management (Details) - Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	$ 13,248	$ 20,421
Short term loans	8,982	5,111
Long term loans	234	4,381
Liability to event producers	967	1,654
Accrued expenses and other current liabilities	3,200	3,148
Lease liabilities	570	643
Non-derivative financial liabilities	27,201	35,358
Less than 1 year [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	13,248	20,421
Short term loans	8,982	5,111
Long term loans		1,500
Liability to event producers	967	1,654
Accrued expenses and other current liabilities	3,200	3,148
Lease liabilities	102	148
Non-derivative financial liabilities	26,499	31,982
1 – 2 years [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable
Short term loans
Long term loans	234	1,500
Liability to event producers
Accrued expenses and other current liabilities
Lease liabilities	162	148
Non-derivative financial liabilities	396	1,648
2-3 years [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable
Short term loans
Long term loans		1,381
Liability to event producers
Accrued expenses and other current liabilities
Lease liabilities	143	133
Non-derivative financial liabilities	143	1,514
3-5 years [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable
Short term loans
Long term loans
Liability to event producers
Accrued expenses and other current liabilities
Lease liabilities	163	214
Non-derivative financial liabilities	$ 163	$ 214